Operating Segments - Summary of Bank's Financial Results by Geographic Region (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Canada [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	$ 65	$ 93	$ 66
Peru [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	7	9	6
Other International [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	688	576	424
Caribbean And Central America [Member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	$ 69	$ 58	$ 52